Acquisitions and disposals	12 Months Ended
Dec. 31, 2023
Acquisitions and disposals [Abstract]
Acquisitions and disposals
5	Acquisitions and disposals

Disposal of subsidiaries

Year 2023

During 2023, two companies, TMM Almacenadora, S.A.P.I. de C.V. and Servicios Tecnológicos ST, S.A. de C.V., were sold for $10,000, generating a gain on sale of subsidiaries of $3,676 (See Note 18).

Years 2022 and 2021

During fiscal years 2022 and 2021 no subsidiaries were disposed of.

Acquisition of subsidiaries

During 2023, 2022 and 2021 no company was acquired.